Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,886,650.00
Total Fee Amount	1,779.65
Total Offset Amount	0.00
Net Fee	$ 1,779.65
Offering Table N/A
Offset Table N/A	N/A